Other financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current:
Total current debt	$ 8,929	$ 9,169
Sociedad Minera El Brocal S.A.A
Current:
Lease liabilities	25,130	9,447
Non-current:
Lease liabilities	87,208	41,176
Total other financial liabilities	$ 112,338	$ 50,623